Related Parties	12 Months Ended
Feb. 28, 2022
Disclosure of related party [Abstract]
RELATED PARTIES

30. RELATED PARTIES

In addition to the information disclosed in Notes 11, 12 and 19 in the financial statements, the following transactions took place between the Group and related parties at the terms agreed between parties:

Transactions with related parties

	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Sales to related parties	(28 915)	(24 901)	(407)
Purchases from related parties	98 032	54 470	7 937
Rent paid to related parties	13 697	18 260	19 887
Interest paid to related party	–	2 048	–

Information regarding the key management and prescribed officers is detailed in Note 33.